Michael Best & Friedrich LLP
Attorneys at Law
100 East Wisconsin Avenue
Suite 3300
Milwaukee, WI 53202-4108
Phone 414.271.6560
Fax 414.277.0656

Kate Bechen
Direct 414.225.4956
Email klbechen@michaelbest.com
June 24, 2009
Ms. Kathryn McHale
Staff Attorney
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Anchor BanCorp Wisconsin Inc. Preliminary Proxy Statement on Schedule 14A Filed June 11, 2009 File No. 000-20006
Dear Ms. McHale:
     We are counsel to Anchor BanCorp Wisconsin Inc. (the “Company”) and are writing in response to your letter, dated June 16, 2009 (the “Comment Letter”), regarding the Preliminary Proxy Statement on Schedule 14A (the “Preliminary Proxy Statement”) filed by the Company on June 11, 2009. Our responses to the Comment Letter are set forth below and preceded by a reproduction of each of the respective comments therein.
     The Company’s annual meeting of shareholders is scheduled for July 28, 2009. A copy of our annual report on Form 10-K for the year ended March 31, 2009 will accompany our Proxy Statement.

Comment No.1:	Please revise your filing to include additional information regarding your participation in the TARP Capital Purchase Program.

Response No. 1:	In response to the Staff’s comment, the Company notes that in addition to the disclosure material included under the heading “Why is the Board recommending approval of Proposal 2, relating to the U.S. Department of the Treasury’s warrant issued under the Troubled Asset Relief Program, and what happens if it is not approved?” on pages 5 and 6 and “Proposal 2” on pages 32 and 33 of the Preliminary Proxy Statement, the Company added additional disclosures to “Proposal 2” on pages 37-40 of the marked version of the revised preliminary proxy statement.

Comment No. 2:	Please explain to us why you believe financial statements are not material in connection with issuing the warrant to purchase common stock.

Response No. 2:	In response to the Staff’s comment, the Company notes that its annual report on Form 10-K for the fiscal year ended March 31, 2009 will accompany the Proxy Statement. Pursuant to Item 13(b)(2) of Schedule 14A, the Company is incorporating the financial statements contained in that Form 10-K. We have added the following additional detail to our disclosure: page 46 of the marked version of the revised preliminary proxy statement (which pursuant to Item 13(c)(2) of Schedule 14A, is the last page of the revised preliminary proxy statement) states, “A copy of our annual report on Form 10-K for the year ended March 31, 2009, accompanies this Proxy Statement. The financial information provided in our annual report on Form 10-K and required pursuant to Item 13(a) of Schedule 14A are incorporated by reference into this Proxy Statement. Notwithstanding the foregoing, our annual report on Form 10-K is not part of the proxy solicitation materials.”

Comment No. 3:	Provide pro forma statements relating to the proceeds of the sale of the common stock underlying the warrant issued to Treasury.

Response No. 3:	In response to the Staff’s comment and pursuant to conversations we had with Michael Seaman of the SEC staff, the Company has added the additional disclosure section “Treasury Warrant Pro Forma Discussion” under Proposal 2, page 39 of the marked version of the revised preliminary proxy statement.

Comment No. 4:	Include Appendix A and Appendix B in your next amendment.

Response No. 4:	In response to the Staff’s comment, the Company decided to reference the materials originally referenced in Appendix A and Appendix B by referring to the current report on Form 8-K filed with the SEC on February 3, 2009. This reference is found in Proposal 2, page 37 of the marked version of the revised preliminary proxy statement.

Comment No. 5:	Please revise the reference to Proposal 3 to refer to Proposal 2.

Response No. 5:	In response to the Staff’s comment, the Company revised the reference in the section titled “Why is the Board recommending approval of Proposal 2, relating to the U.S. Department of the Treasury’s warrant issued under the Troubled Asset Relief Program, and what happens if it is not approved?” on page 6 of the marked version of the revised preliminary proxy statement to reference Proposal 2, rather than Proposal 3.
* * * * * *
     We represent that the Company hereby acknowledges that:
•	it is responsible for the adequacy and accuracy of the disclosure in the filing;

•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	it may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
     We trust that the forgoing is responsive to your comments. If you have any questions or require further information, please contact me at (414) 225-4956.
Sincerely,
MICHAEL BEST & FRIEDRICH LLP
/s/ Kate Bechen
Kate Bechen
cc: Mark Timmerman